TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Israeli taxation:
1.Corporate tax:
Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the "Investment Law"). The election is irrevocable.
In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.
The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its qualifying preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years.
Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which remains 23% in 2022 (23% in 2021 and 2020).
Prior to 2012, most of NICE Ltd. and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Currently, income subjected to a reduced tax rate under the Preferred Enterprise and Preferred Technology Enterprise Regime will be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from such Preferred Income to an Israeli company, no withholding tax will be imposed.
In September 2013, and pursuant to a temporary Israeli government tax relief, the Company made an election to pay reduced corporate tax on undistributed exempt income, generated under the Investment Law and accumulated by the company until December 31, 2011 and be entitled to distribute a dividend, without being required to pay additional corporate tax, from such income. NICE Ltd. duly released its and its Israeli subsidiary's tax-exempted income through 2011. In addition, under this election the Company was required to make and complete certain qualified investments in Israeli "industrial projects" (as defined in the Law), by December 31, 2018, which the Company believes it has done. In December 2020, in the context of a multi-year settlement with the Israeli Tax Authorities, the Israeli subsidiary paid a reduced corporate tax rate on its 2012 tax-exempted earnings. Further to the 2013 election and recent 2020 settlement, neither NICE Ltd. nor its Israeli subsidiary would have a tax liability upon future distributions of any previously tax-exempted earnings.
2.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, NICE Ltd. and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars, is translated into NIS according to the exchange rate as of December 31st of each year.
3.Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:
NICE Ltd. and its Israeli subsidiary believe they each currently qualify as an "Industrial Company" as defined by the Investment Law and, as such, are entitled to certain tax benefits including deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.
b.Income taxes on non-Israeli subsidiaries:
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. In 2022, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 24.9% and its subsidiaries in the U.K. and India are subject to corporation tax at a rate of approximately 19% and 17.5%, respectively. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2022, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $1,348,664 with a corresponding unrecognized deferred tax liability of $179,608. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes, subject to an adjustment for foreign tax credits, and foreign withholding taxes.
c.U.S. Tax:
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "U.S. Tax Reform" or "TCJA"), a comprehensive tax legislation that includes several key tax changes to the taxation of business entities, among which is the change to IRS Section 174, that went into effect for taxable years beginning after December 31, 2021, requiring research and development expenses to be capitalized and amortized over a period of either five or fifteen years. Prior to this change, the research and development expenses could be fully expensed, as incurred, for tax purposes.

The final impact of the TCJA may differ due to, among other things, possible changes in the interpretations and assumptions made by the Company as a result of additional information, additional guidance or finalization of law and regulations that will be issued by the U.S. Department of Treasury, the IRS or other standard-setting bodies, and which may impact the Company's future financial statements, and will be accounted for when such guidance is issued.

d.Net operating loss carryforward:
As of December 31, 2022, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $216,493, which can be carried forward and offset against taxable income. Approximately $121,424 of these carry-forward tax losses have no expiration date, with the balance expiring between the years 2023 and 2041.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
e.Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2022	2021
Deferred tax assets:
Net operating losses carryforward and tax credits	$51,924	$50,551
Intra-entity transfer of certain intangible assets (*)	17,252	18,986
Operating leases liabilities	22,878	22,454
Share based payments	38,206	28,721
Research and development costs	62,695	21,643
Reserves, allowances and other	54,774	47,405
Deferred tax assets before valuation allowance	247,729	189,760
Valuation allowance	(12,569)	(10,464)
Deferred tax assets	235,160	179,296

Deferred tax liabilities:
Acquired intangibles	(43,385)	(59,678)
Operating lease right-of-use assets	(20,160)	(19,001)
Acquired deferred revenue	(565)	(1,907)
Internal use software and other fixed assets	(24,766)	(16,835)
Prepaid compensation expenses	(36,724)	(30,788)
Debt	—	(2,937)
Other	(7)	(333)
Deferred tax liabilities	(125,607)	(131,479)

Deferred tax assets, net	$109,553	$47,817
(*) During the years ended December 31, 2021 and 2020, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2022	2021
Deferred tax assets	$116,889	$55,246
Deferred tax liabilities	(7,336)	(7,429)
Deferred tax assets, net	$109,553	$47,817
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.
f.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2022	2021	2020
Income before taxes on income, as reported in the consolidated statements of income	$345,332	$240,619	$237,188
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(3.3)%	(2.2)%	(3.8)%
Changes in valuation allowance	0.5%	1.0%	0.5%
Earnings taxed under foreign law	0.7%	0.2%	(0.5)%
Tax settlements and other adjustments	0.4%	(1.8)%	(0.6)%
Intangible assets transfer	—%	(1.7)%	0.1%
Other	1.7%	(1.3)%	(1.5)%
Effective tax rate	23.0%	17.2%	17.2%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows

	Year Ended December 31,
	2022	2021	2020
Basic	$0.18	$0.08	$0.15
Diluted	$0.19	$0.08	$0.14
g.Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Domestic	$102,500	$53,703	$87,008
Foreign	242,832	186,916	150,180
	$345,332	$240,619	$237,188
h.Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Current	$132,129	$80,903	$74,096
Deferred	(52,742)	(39,507)	(33,254)

	79,387	41,396	40,842

Domestic	28,853	16,171	15,995
Foreign	50,534	25,225	24,847

	$79,387	$41,396	$40,842
Of which:

	Year Ended December 31,
	2022	2021	2020
Domestic taxes:
Current	$29,576	$27,400	$22,323
Deferred	(723)	(11,229)	(6,328)

	28,853	16,171	15,995
Foreign taxes:
Current	102,553	53,503	51,773
Deferred	(52,019)	(28,278)	(26,926)

	50,534	25,225	24,847

Taxes on income	$79,387	$41,396	$40,842
i.Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2022	2021
Uncertain tax positions, beginning of year	$77,047	$73,256
Increases in tax positions for prior years	2,729	3,190
Increases in tax positions for current year	6,031	9,248
Settlements	—	—
Expiry of the statute of limitations	(5,802)	(8,647)

Uncertain tax positions, end of year	$80,005	$77,047
The Company accrued $22,285 and $14,495 due to interest and penalties related to uncertain tax positions as of December 31, 2022 and 2021, respectively.
During the course of 2019, upon receipt of an information letter, the Company's United Kingdom Subsidiary Group elected to register for the United Kingdom Profits Diversion Compliance Facility, covering the years 2015-2018. During December 2021 and 2022, this was extended to include the years 2019 and 2020 respectively. NICE Ltd. is currently in the process of routine Israeli income tax audits for the tax years 2017 through 2019, and on February 25, 2021 received an Order of Final Assessment from the Israeli Tax Authorities for the tax year 2014 in the sum of $16,000, on February 28, 2022 received an Order of Final Assessment for the tax year 2015 in the sum of $14,675 and on February 20, 2023 received an Order of Final Assessment for the tax year 2016 in the sum of $8,784 (refer to Note 19). As of December 31, 2022, U.S. federal income tax returns filed by the Company's U.S. subsidiaries for the tax years prior to 2019 are no longer subject to general audit. To the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which it was utilized. The Company and its subsidiaries are still subject to other income tax audits for the tax years of 2011 through 2021.